EARNINGS/(LOSS) PER SHARE (Tables)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
SCHEDULE OF BASIC AND DILUTED EARNINGS LOSS PER ORDINARY SHARE

The net income per share presented in the statement of operations is based on the following:

	For the three months ended June 30, 2026		For the Period from June 24, 2025 (Inception) through June 30, 2025		For the six months ended June 30, 2026
	Redeemable Ordinary Shares	Non-redeemable Ordinary Shares	Redeemable Ordinary Shares	Non-redeemable Ordinary Shares	Redeemable Ordinary Shares	Non-redeemable Ordinary Shares
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income (loss)	$73,008	$20,401	$-	$(25,128)	$434,462	121,404
Denominator:
Basic and diluted weighted average shares outstanding	6,900,000	1,928,100	-	1,725,000	6,900,000	1,928,100
Basic and diluted net income per ordinary share	$0.01	$0.01	$-	$(0.01)	$0.06	0.06

The net income per share presented in the statement of operations is based on the following:

	For the Period from June 24, 2025 (Inception) through December 31, 2025
	Redeemable Ordinary Shares	Non-redeemable Ordinary Shares
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income	$183,760	$132,749
Denominator:
Basic and diluted weighted average shares outstanding	2,450,526	1,770,262
Basic and diluted net income per ordinary share	$0.07	$0.07

CADV Ventures S.A [Member]
SCHEDULE OF BASIC AND DILUTED EARNINGS LOSS PER ORDINARY SHARE

Basic and diluted earnings/(loss) per ordinary share for each of the year presented is calculated as follows:

	For the years ended December 31,
	2025	2024
	US$	US$
Numerators
Net income/(loss)	110,132	(502,769)

Denominators
Weighted average number of Ordinary Shares outstanding-Basic and diluted*	3,892,467	3,200,050
Net income/(loss) per Ordinary Share-Basic and diluted*	0.03	(0.16)

SCHEDULE OF ACCOUNTS RECEIVABLE FROM A RELATED PARTY

	As of December 31, 2025		As of December 31, 2024
	US$		US$
Accounts receivable from a related party
Mobilum Tech UAB	US$	—	US$	10,596
	As of December 31, 2025		As of December 31, 2024
	US$		US$
Prepayment to a related party
Santochi Co.	US$	—	US$	45,870

	As of December 31, 2025		As of December 31, 2024
	US$		US$
Amount due from related parties
WKM2	US$	6,594	US$	—
Kogom		—		56,144
	US$	6,594	US$	56,144

	As of December 31, 2025		As of December 31, 2024
	US$		US$
Amount due from a related party, non-current
WKM Ltd	US$	—	US$	100,061

	As of December 31, 2025		As of December 31, 2024
	US$		US$
Account payable to related parties
TTP Limited		19,130		5,938
Santochi Co.		253		—
	US$	19,383	US$	5,938

	As of December 31, 2025		As of December 31, 2024
	US$		US$
Amount due to related parties
Mr. Kaszycki	US$	8	US$	875,326
WKM2		—		70,537
	US$	8	US$	945,863

	For the year ended December 31, 2025		For the year ended December 31, 2024
	US$		US$
Sales of service to related parties
GPA S.A.		567,300		348,205
Mobilum Tech UAB		147,869		186,216
	US$	715,169	US$	534,421

Purchase of service from related parties
TTP Limited		25,363		11,977
Santochi Co.		78,914		47,268
	US$	104,277	US$	59,245

Purchase of research and development service from a related party
TTP Limited	US$	256,858	US$	649,169

Interest accrued from related parties
WKM Ltd		3,031		2,606
WKM2		99		118
	US$	3,130	US$	2,724

Interest accrued to a related party
Mr. Kaszycki	US$	25,680	US$	43,448

Advances/loans to related parties
WKM Ltd		—		100,505
WKM2		15,098		11,558
	US$	15,098	US$	112,063

Repayment from related parties
Kogom		61,258		57,973
WKM2		8,878		17,644
TTP Limited		—		14,858
WKM		112,208		—
	US$	182,344	US$	90,475

Advances from a related party
WKM2	US$	—	US$	72,687

Repayment to related parties
WKM2		76,963		—
Mr. Kaszycki		156,767		—
	US$	233,730	US$	—

Kukugan Invest [Member]
SCHEDULE OF BASIC AND DILUTED EARNINGS LOSS PER ORDINARY SHARE

Basic and diluted (loss) earnings per ordinary share for each of the period presented is calculated as follows:

	Successor	Predecessor
	For the period from January 6 through June 30,	For the period from January 1 through 5,	For the six months ended June 30,
	2026	2026	2025
	US$	US$	US$
Numerators
Net (loss) income	(105,668)	(333)	190,747
Denominators
Weighted average number of Ordinary Shares outstanding-Basic and diluted*	100,000	22,640,989	3,200,050
Net (loss) income per Ordinary Share-Basic and diluted*	(1.06)	(0.00)	0.05

SCHEDULE OF ACCOUNTS RECEIVABLE FROM A RELATED PARTY

	Successor As of June 30, 2026		Predecessor As of December 31, 2025
	US$		US$
Amount due from a related party
WKM2	US$	—	US$	6,594

	As of June 30, 2026		As of December 31, 2025
	US$		US$
Amount due to a related party
Mr. Kaszychi	US$	—	US$	8
Amount due to related parties, non-current
Handsfull	US$	299,142	US$	—
Mr. Lin		49,401		—
		348,543		—